Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 133	€ 133
Subordinated loans	1,389	764
Borrowings	12,061	13,635
Investment contracts for account of policyholders	18,048	16,943
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	223	221
Subordinated loans	1,933	1,333
Borrowings	14,174	15,362
Investment contracts	19,077	17,448
Investment contracts for account of policyholders	49,166	36,478
Other financial liabilities	8,457	9,125
Total financial liabilities (excluding investment/ insurance contracts)	24,787	26,041
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Investment contracts	13,305	12,189
Investment contracts for account of policyholders	29,360	33,738
Other financial liabilities	5,849	6,277
Total financial liabilities (excluding investment/ insurance contracts)	5,849	6,277
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	9	9
Subordinated loans	66	28
Borrowings	1,713	1,888
Investment contracts	1,439	1,381
Investment contracts for account of policyholders	19,670	2,605
Other financial liabilities	2,445	2,002
Total financial liabilities (excluding investment/ insurance contracts)	4,234	3,926
1-5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	36	34
Subordinated loans	266	112
Borrowings	8,136	8,396
Investment contracts	1,831	1,591
Investment contracts for account of policyholders	20	1
Other financial liabilities	81	791
Total financial liabilities (excluding investment/ insurance contracts)	8,519	9,333
Over 5 through 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	110	110
Subordinated loans	201	56
Borrowings	1,499	2,411
Investment contracts	985	577
Investment contracts for account of policyholders	26	1
Other financial liabilities	45	23
Total financial liabilities (excluding investment/ insurance contracts)	1,854	2,599
Over 10 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	69	68
Subordinated loans	1,400	1,137
Borrowings	2,825	2,668
Investment contracts	1,517	1,709
Investment contracts for account of policyholders	91	133
Other financial liabilities	38	32
Total financial liabilities (excluding investment/ insurance contracts)	€ 4,332	€ 3,905